Equipment on Lease, Net (Tables)	12 Months Ended
Dec. 31, 2024
Equipment On Lease Net
Schedule of Lease Payments from Customers	Lease payments consisted of the following:
	December 31,
	2024	2023
	(In thousands)
Equipment on lease payments	1,054	1,676